Long Term Debt - Consolidated and Combined Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Total long-term debt	$ 2,111,800		$ 1,663,217		$ 939,382
MRD [Member]
Debt Instrument [Line Items]
Long-term debt	628,000		871,150		309,200
MRD [Member] | PIK notes [Member]
Debt Instrument [Line Items]
Senior Notes			350,000	[1]
MRD [Member] | 1.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility					80,000
MRD [Member] | Senior Pik Toggle Notes Unamortized Discounts [Member]
Debt Instrument [Line Items]
Unamortized discounts			(6,950)
MRD [Member] | 2.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility	28,000
MRD [Member] | 5.875% Senior Unsecured Notes Due July 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	600,000	[2]
MRD [Member] | WildHorse Resources, LLC [Member] | 1.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility			203,100		202,200
MRD [Member] | WildHorse Resources, LLC [Member] | 325.0 Million Lien Term Facility [Member]
Debt Instrument [Line Items]
Credit facility			325,000
MRD [Member] | Black Diamond [Member] | 150.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility					27,000
MEMP [Member]
Debt Instrument [Line Items]
Long-term debt	1,483,800		792,067		630,182
MEMP [Member] | 2.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility	301,000		103,000		371,000
MEMP [Member] | 7.625 % Senior Notes Due May 2021 [Member]
Debt Instrument [Line Items]
Senior Notes	700,000	[2]	700,000	[2]
MEMP [Member] | Unamortized Discounts [Member]
Debt Instrument [Line Items]
Unamortized discounts	(17,200)		(10,933)
MEMP [Member] | 6.875% Senior Unsecurred Notes Due August 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	500,000	[3]
MEMP [Member] | WHT Energy Partners LLC [Member] | 400.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility					89,300
MEMP [Member] | Tanos Energy LLC [Member] | 250.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility					25,250
MEMP [Member] | Stanolind [Member] | 250.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility					85,750
MEMP [Member] | Boaz [Member] | 75.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility					29,500
MEMP [Member] | Crown [Member] | 75.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility					13,882
MEMP [Member] | Propel Energy [Member] | 200.0 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility					$ 15,500

[1]	The estimated fair value of this fixed-rate debt was $348.3 million at December 31, 2013. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
[2]	The estimated fair value of this fixed-rate debt was $700.0 million and $721.0 million at September 30, 2014 and December 31, 2013, respectively. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
[3]	The estimated fair value of this fixed-rate debt was $475.0 million at September 30, 2014. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.